Steben & Company, Inc. 9711 Washingtonian Blvd., Suite 400 Gaithersburg, MD 20878	240 631 7600 T 240 631 9595 F www.steben.com

August 2, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Steben Alternative Investment Funds File Nos. 811-22880 and 333-190813

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, on behalf of Steben Alternative Investment Funds (the “Trust”), we hereby certify: (a) that the form of the prospectus and statement of additional information used with respect to Class A, Class C, Class I and Class N of the Steben Managed Futures Strategy Fund, a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A (“PEA 16”), and (b) that PEA 16 was filed electronically.

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Please feel free to contact me at 240.631.7610 with any questions or comments you may have.

Sincerely,

/s/ Carl Serger
Carl Serger

cc:    Pablo Man
K&L Gates LLP